Schedule of Major Class Assets and Liabilities Included as Part of Discontinued Operations (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Accounts receivable, net		$ 27
Other current assets		7
Film & TV programming rights		906
Total assets of discontinued operations		940
Accounts payable and accrued expenses	90	1,321
Long-term debt, net of current portion	71	71
Total liabilities of discontinued operations	$ 161	1,392
FG Group Holdings Inc [Member]
Accounts receivable, net		27
Other current assets		7	1,666
Film & TV programming rights		906	1,501
Total assets of discontinued operations		940	3,167
Accounts payable and accrued expenses		1,321	1,805
Long-term debt, net of current portion		71
Total liabilities of discontinued operations		$ 1,392	$ 1,805